Share Capital (Summary of Share Repurchases) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation	8,002,792	53,312,559	15,982,154
Average price per share	$ 78.07	$ 84.34	$ 69.17
Shares repurchased		$ 4,496	$ 1,105
Number of Common Shares [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation			(210,173)
Issued capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		1,487	$ 442
Additional paid-in capital [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		22	47
Accumulated other comprehensive income [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		0	0
Retained earnings [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 2,987	616
Prior Year Minus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		710,100
Prior Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		22,186,395
Current Year Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		47,108,318
Equity Attributable To Owners Of Parent [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 4,496	1,105
Noncontrolling Interests [Member]
Disclosure of Share Repurchases [Line Items]
Shares repurchased		$ 0	$ 0
Current Year Plus One Normal Course Issuer Bid Share Repurchase [Member]
Disclosure of Share Repurchases [Line Items]
Common shares repurchased for cancellation		0